PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	¥ 16,259,457	¥ 5,810,938
Prepaid expenses	163,986	80,913
Other current assets	172,579	148,603
Total current assets	18,318,806	7,084,709
Restricted cash	146,643	128,025
Other non-current assets	486,071	289,410
Total assets	57,258,795	31,492,531
Current liabilities
Accounts payable	3,657,112	1,675,966
Accrued expenses and other payables	1,395,981	817,883
Total current liabilities	7,643,821	3,999,514
Long-term borrowings	10,566,746	8,028,473
Convertible bonds payable	1,928,466	2,049,654
Other long-term liabilities	349,257	345,537
Total liabilities	30,591,073	20,136,969
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019 and December 31, 2020, respectively; Redemption value of RMB1,061,981 and RMB980,910 as of December 31, 2019 and December 31, 2020, respectively; Liquidation value of RMB1,537,636 and RMB2,576,578 as of December 31, 2019 and December 31, 2020, respectively)	980,910	1,061,981
Total mezzanine equity	1,101,730	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 authorized; 1,148,842,379 and 1,427,590,059 Class A ordinary shares issued and outstanding as of December 31, 2019 and 2020, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2019 and 2020, respectively)	507	412
Additional paid-in capital	28,728,717	12,403,043
Accumulated other comprehensive loss	(439,635)	(52,684)
Accumulated deficit	(2,723,597)	(2,057,190)
Total shareholders' equity	25,565,992	10,293,581	¥ 5,521,925	¥ 4,475,512
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	57,258,795	31,492,531
Parent Company | Reportable Legal Entities
Current assets
Cash	12,312,249	2,560,388
Prepaid expenses	39,187	7,048
Other current assets	23,136	21,537
Total current assets	12,374,572	2,588,973
Restricted cash		27,225
Investment and loans to subsidiaries	16,146,058	11,539,590
Other non-current assets	3,616	4,954
Total assets	28,524,246	14,160,742
Current liabilities
Accounts payable	12,451	7,168
Accrued expenses and other payables	29,790	49,546
Due to subsidiaries	868	928
Total current liabilities	43,109	57,642
Long-term borrowings		681,235
Convertible bonds payable	1,928,466	2,049,654
Other long-term liabilities	5,769	16,649
Total liabilities	1,977,344	2,805,180
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019 and December 31, 2020, respectively; Redemption value of RMB1,061,981 and RMB980,910 as of December 31, 2019 and December 31, 2020, respectively; Liquidation value of RMB1,537,636 and RMB2,576,578 as of December 31, 2019 and December 31, 2020, respectively)	980,910	1,061,981
Total mezzanine equity	980,910	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 authorized; 1,148,842,379 and 1,427,590,059 Class A ordinary shares issued and outstanding as of December 31, 2019 and 2020, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2019 and 2020, respectively)	507	412
Additional paid-in capital	28,728,717	12,403,043
Accumulated other comprehensive loss	(439,635)	(52,684)
Accumulated deficit	(2,723,597)	(2,057,190)
Total shareholders' equity	25,565,992	10,293,581
Total liabilities, mezzanine equity and shareholders' equity	¥ 28,524,246	¥ 14,160,742